Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)
Entity [Table]
Base salaries and other cash payments		$ 31		$ 33		$ 32
Incentive awards - cash		17		18		14
Annual incentive award under DCCP		26		27		21
Employer's contributions to retirement benefit plans		3		3		3
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		45		47		37
Total	SFr 113	$ 124	SFr 121	$ 129	SFr 107	$ 108
Applicable performance award currency exchange rate	0.92	0.92	0.94	0.94	0.99	0.99
UBS AG
Entity [Table]
Base salaries and other cash payments		$ 30		$ 31		$ 30
Incentive awards - cash		17		17		13
Annual incentive award under DCCP		26		26		20
Employer's contributions to retirement benefit plans		2		2		2
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		45		45		34
Total	SFr 112	$ 122	SFr 115	$ 122	SFr 101	$ 101
Applicable performance award currency exchange rate	0.92	0.92	0.94	0.94	0.99	0.99